Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of Assets and Liabilities That Are Measured At Fair Value On Recurring Basis
The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis (in thousands):

		As of June 30, 2022
	Classification	Total	Level 1	Level 2	Level 3
Assets:
Money market funds	Cash and cash equivalents	$1,335,351	$1,335,351	$—	$—
Synlogic, Inc. warrants (1)	Investments	2,930	—	2,930	—
Marketable equity securities (2)	Investments	23,515	18,012	5,503	—
Loans receivable	Prepaid expenses and other current assets	11,267	—	—	11,267

Total assets		$1,373,063	$1,353,363	$8,433	$11,267

Liabilities:
Public Warrants	Warrant liabilities	$18,285	$18,285	$—	$—
Private Placement Warrants	Warrant liabilities	9,009	—	—	9,009
Contingent consideration	Accrued Expenses and Other Current Liabilities	5,051	—	—	5,051
Contingent consideration	Other non-current liabilities	13,378	—	—	13,378

Total liabilities		$45,723	$18,285	$—	$27,438

		As of December 31, 2021
	Classification	Total	Level 1	Level 2	Level 3
Assets:
Money market funds	Cash and cash equivalents	$1,482,063	$1,482,063	$—	$—
Synlogic, Inc. warrants (1)	Investments	6,166	—	6,166	—
Marketable equity securities (2)	Investments	25,676	15,345	10,331	—
Loans receivable	Prepaid expenses and other current assets	11,559	—	—	11,559

Total assets		$1,525,464	$1,497,408	$16,497	$11,559

Liabilities:
Public Warrants	Warrant liabilities	$77,280	$77,280	$—	$—
Private Placement Warrants	Warrant liabilities	58,558	—	—	58,558
Contingent consideration	Other non-current liabilities	8,467	—	—	8,467

Total liabilities		$144,305	$77,280	$—	$67,025

(1)	The fair value of Synlogic, Inc. warrants is calculated as the quoted price of the underlying common stock, less the unpaid exercise price of the warrants.
(2)
Marketable equity securities classified as Level 2 reflect a discount for lack of marketability due to regulatory sales restrictions, which lapsed on a portion of the shares held during the six months ended June 30, 2022 and were reclassified as Level 1.

No transfers between levels have occurred during the periods presented. The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	As of December 31, 2021
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds, included in cash and cash equivalents	$1,482,063	$1,482,063	$—	$—
Synlogic, Inc. common stock, included in investments	15,345	15,345	—	—
Synlogic, Inc. warrants, included in investments	6,166	—	6,166	—
Cronos Group Inc. common stock, included in investments	10,331	—	10,331	—
Loans receivable, included in prepaid expenses and other current assets	11,559	—	—	11,559

Total assets	$1,525,464	$1,497,408	$16,497	$11,559

Liabilities:
Public Warrants, included in warrant liabilities	$77,280	$77,280	$—	$—
Private Placement Warrants, included in warrant liabilities	58,558	—	—	58,558
Contingent consideration, included in other non-current liabilities	8,467	—	—	8,467

Total liabilities	$144,305	$77,280	$—	$67,025

	As of December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds, included in cash and cash equivalents	$372,537	$372,537	$—	$—
Synlogic, Inc. common stock, included in investments	13,696	13,696	—	—
Synlogic, Inc. warrants, included in investments	5,504	—	5,504	—
Loans receivable, included in prepaid expenses and other current assets	2,268	—	—	2,268
Loans receivable, net of current portion	13,298	—	—	13,298

Total assets	$407,303	$386,233	$5,504	$15,566

Summary of Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 inputs used in the recurring valuation of the Private Placement Warrants as of their measurement date:

	June 30, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$2.38	$8.31
Volatility	71.7%	58.7%
Term (in years)	4.21	4.71
Risk-free interest rate	2.97%	1.25%

The following table provides quantitative information regarding Level 3 inputs used in the recurring valuation of the Private Placement Warrants as of their measurement dates:

	September 16, 2021 (Closing)	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$11.42	$8.31
Volatility	53.1%	58.7%
Term (in years)	5.00	4.71
Risk-free interest rate	0.84%	1.25%

Schedule of Change in the Fair Value of the Warrant Liability
The following table provides a reconciliation of loans receivable measured at fair value using Level 3 significant unobservable inputs (in thousands):

	2022	2021
Balance at January 1	$11,559	$15,566
Proceeds from loans receivable	—	(202)
Change in fair value	(292)	4,384

Balance at June 30	$11,267	$19,748

The following table provides a reconciliation of loans receivable measured at fair value using Level 3 significant unobservable inputs (in thousands):

	2021	2020
Balance at January 1	$15,566	$4,830
Purchases and issuances	—	10,475
Proceeds from loans receivable	(304)	(800)
Conversion of promissory notes	(195)	—
Change in fair value	(3,508)	1,061

Balance at December 31	$11,559	$15,566

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]

			June 30, 2022	December 31, 2021
Contingent Consideration Liability	Valuation Technique	Unobservable Input	Range	Range
Earnout payments (FGen and Dutch DNA acquisitions)	Probability-weighted present value	Probability of payment	2% - 95%	10% - 80%
		Discount rate	14.36% - 15.40%	10.7% - 11.3%
Earnout payments (Dutch DNA acquisition)	Discounted cash flow	Projected years of payments	2022 - 2028	2022 - 2037
		Discount rate	12%	9%

Contingent Consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of Change in the Fair Value of the Warrant Liability
The following table provides a reconciliation of the contingent consideration measured at fair value using Level 3 significant unobservable inputs (in thousands):

2022
Balance at January 1	$8,467
Additions	12,306
Change in fair value	300
Settlements and payments	(2,644)

Balance at June 30	$18,429

The following table provides a reconciliation of the contingent consideration measured at fair value using Level 3 significant unobservable inputs (in thousands):

2021
Balance at January 1	$—
Acquisition	8,760
Change in fair value	(293)

Balance at December 31	$8,467

Private Placement Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of Change in the Fair Value of the Warrant Liability
The following table provides a reconciliation of the Private Placement Warrants measured at fair value using Level 3 significant unobservable inputs (in thousands):

2022
Balance at January 1	$58,558
Change in fair value	(49,549)

Balance at June 30	$9,009

The following table provides a reconciliation of the Private Placement Warrants measured at fair value using Level 3 significant unobservable inputs (in thousands):

2021
Balance at January 1	$—
Additions pursuant to the Business Combination	90,263
Change in fair value	(31,705)

Balance at December 31	$58,558